Leases - Schedule of Future Annual Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Nov. 03, 2020	Oct. 03, 2020	Sep. 28, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of fiscal 2021	$ 51,836
2022	60,421	$ 68,036
2023	48,158	59,097
2024	35,187	46,874
2025	21,093	33,956
2025		19,864
Thereafter	15,946	15,328	$ 5,687
Total	232,641	243,155
Less: amount of lease payments representing imputed interest	36,447	58,462
Present value of future minimum lease payments	196,194	184,693		$ 184,700
Less: current obligations under leases	56,398	54,459
Long-Term lease obligations	$ 139,796	$ 130,234